Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

11. Derivative Instruments

We are exposed to various market risks, including the potential loss arising from adverse changes in interest rates. We may elect to use financial derivative instruments to hedge interest rate exposure. These decisions are principally based on our policy to manage the general trend in interest rates at the applicable dates and our perception of the future volatility of interest rates. Derivatives are recorded at fair value on the balance sheet as assets or liabilities. The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values of our derivatives are estimated by pricing models that consider the forward yield curves and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future.

For instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (“OCI”), and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in earnings. Approximately $2,016,000 of losses, which are included in accumulated other comprehensive income (“AOCI”), are expected to be reclassified into earnings in the next 12 months.

The following is a summary of the fair value of our derivative instruments (dollars in thousands):

	Balance Sheet	Fair Value
	Location	December 31, 2011		December 31, 2010
Cash flow hedge interest rate swaps	Other liabilities	$	$ 2,854	$	$ 482

The following presents the impact of derivative instruments on the statement of operations and OCI for the periods presented (dollars in thousands):

		Year Ended
	Location	December 31, 2011	December 31, 2010	December 31, 2009
Gain (loss) on interest rate swap recognized in
OCI (effective portion)	n/a	$3,189	$(10,307)	$(3,513)
Gain (loss) reclassified from AOCI into
income (effective portion)	Interest expense	1,781	(2,244)	(971)
Gain (loss) recognized in income (ineffective portion
and amount excluded from effectiveness testing)	Realized loss	0	0	0

As of December 31, 2011, we had eight interest rate swaps for a total aggregate notional amount of $135,445,000. The swaps hedge interest payments associated with long-term LIBOR based borrowings and mature between December 31, 2012 and December 31, 2013.